Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

July 31, 2013

Dates Covered
Collections Period	07/01/13 - 07/31/13
Interest Accrual Period	07/15/13 - 08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	526,777,639.52	31,211
Yield Supplement Overcollateralization Amount at 06/30/13	10,004,775.52	0

Receivables Balance at 06/30/13	536,782,415.04	31,211
Principal Payments	20,722,420.57	730
Defaulted Receivables	763,959.13	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	9,467,761.60	0

Pool Balance at 07/31/13	505,828,273.74	30,441

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	7,093,881.71	550
Past Due 61-90 days	992,674.94	76
Past Due 91 + days	374,907.64	22

Total	8,461,464.29	648

Total 31+ Delinquent as % Ending Pool Balance	1.67%

Recoveries	550,555.46

Aggregate Net Losses/(Gains)—July 2013	213,403.67

Overcollateralization Target Amount	22,762,272.32
Actual Overcollateralization	22,762,272.32

Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	4.88%
Weighted Average Remaining Term	51.98

Flow of Funds	$ Amount
Collections	23,031,210.60
Advances	5,298.65
Investment Earnings on Cash Accounts	2,623.75
Servicing Fee	(447,318.68)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,591,814.32

Distributions of Available Funds
(1) Class A Interest	235,574.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,006,644.32
(7) Distribution to Certificateholders	2,336,926.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,591,814.32

Servicing Fee	447,318.68
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 07/15/13	503,072,645.74
Principal Paid	20,006,644.32
Note Balance @ 08/15/13	483,066,001.42

Class A-1
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-2
Note Balance @ 07/15/13	205,215,645.74
Principal Paid	20,006,644.32
Note Balance @ 08/15/13	185,209,001.42
Note Factor @ 08/15/13	84.9582575%

Class A-3
Note Balance @ 07/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	176,000,000.00
Note Factor @ 08/15/13	100.0000000%

Class A-4
Note Balance @ 07/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	107,515,000.00
Note Factor @ 08/15/13	100.0000000%

Class B
Note Balance @ 07/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	14,342,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	248,243.68
Total Principal Paid	20,006,644.32

Total Paid	20,254,888.00

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	73,535.61
Principal Paid	20,006,644.32

Total Paid to A-2 Holders	20,080,179.93

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3630052
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2555963

Total Distribution Amount	29.6186015

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3373193
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	91.7735978

Total A-2 Distribution Amount	92.1109171

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/13	72,200.13
Balance as of 07/31/13	77,498.78
Change	5,298.65

Reserve Account
Balance as of 07/15/13	1,748,995.36
Investment Earnings	222.82
Investment Earnings Paid	(222.82)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36